Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property and equipment, gross	$ 807,000	$ 728,000
Less: accumulated depreciation	737,000	716,000
Property and equipment, net	70,000	12,000
Manufacturing Equipment [Member]
Property and equipment, gross	$ 690,000	$ 611,000
Manufacturing Equipment [Member] | Minimum [Member]
Property and equipment, Life	3 years	3 years
Manufacturing Equipment [Member] | Maximum [Member]
Property and equipment, Life	5 years	5 years
Research Equipment [Member]
Property and equipment, gross	$ 37,000	$ 37,000
Property and equipment, Life	5 years	5 years
Computer Equipment [Member]
Property and equipment, gross	$ 43,000	$ 43,000
Computer Equipment [Member] | Minimum [Member]
Property and equipment, Life	3 years	3 years
Computer Equipment [Member] | Maximum [Member]
Property and equipment, Life	4 years	4 years
Furniture and Fixtures [Member]
Property and equipment, gross	$ 37,000	$ 37,000
Property and equipment, Life	7 years	7 years